Exhibit 99.2

3097 Satellite Blvd., Ste. 400, Duluth, GA 30096

770.497.9100

20 March 2024

Tricon Residential 2024-SFR1 Trust

c/o Tricon American Homes

One Letterman Drive, Suite CM-300-800

San Francisco, CA 94129-1492

RE: Tricon Residential 2024-SFR1 Trust (the “Issuing Entity”) HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I. Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

a. Background.

We have been informed that:

1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by SFR JV-HD LP (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

b. Properties Subject to Review. [(1) through (3) of Item 4.]

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The Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool.  The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology.  Rather, the Subject Properties were identified by you.  Accordingly, they may not be representative of the entire pool, as to which we make no representation.

c. How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods. Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

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6. Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world-wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

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1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2. Making any findings with respect to:

i.       Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.       The value of the Properties or any other collateral securing the Mortgage Loan,

iii.       Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

iv.       Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II. Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, none of the 76 Subject Properties set forth on Schedule I are subject to an active HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein.  The conclusions expressed herein are given only as of the dates set forth on Schedule I, and we undertake no responsibility to update or supplement this report after the date hereof for any reason.

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This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent.  In addition, this report is not assignable to any person or entity without our prior written approval.

OS National LLC

By:	/s/ Jim Duggan

Name: Jim Duggan
Title: Director of Institutional Transactions

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Schedule I
Client Code	Address	HOA Status
30900015	XXXXXXXXX	APPARENT NON-HOA PROPERTY
30900016	XXXXXXXXX	APPARENT NON-HOA PROPERTY
30900049	XXXXXXXXX	APPARENT NON-HOA PROPERTY
30900151	XXXXXXXXX	APPARENT NON-HOA PROPERTY
31500016	XXXXXXXXX	APPARENT NON-HOA PROPERTY
31500093	XXXXXXXXX	APPARENT NON-HOA PROPERTY
31500121	XXXXXXXXX	APPARENT NON-HOA PROPERTY
31500133	XXXXXXXXX	APPARENT NON-HOA PROPERTY
31500143	XXXXXXXXX	APPARENT NON-HOA PROPERTY
31500165	XXXXXXXXX	APPARENT NON-HOA PROPERTY
31500171	XXXXXXXXX	APPARENT NON-HOA PROPERTY
31700127	XXXXXXXXX	APPARENT NON-HOA PROPERTY
31700136	XXXXXXXXX	APPARENT NON-HOA PROPERTY
31800081	XXXXXXXXX	APPARENT NON-HOA PROPERTY
31800144	XXXXXXXXX	APPARENT NON-HOA PROPERTY
31800213	XXXXXXXXX	APPARENT NON-HOA PROPERTY
31800215	XXXXXXXXX	APPARENT NON-HOA PROPERTY
31800240	XXXXXXXXX	APPARENT NON-HOA PROPERTY
31800241	XXXXXXXXX	APPARENT NON-HOA PROPERTY
31800313	XXXXXXXXX	APPARENT NON-HOA PROPERTY
31800315	XXXXXXXXX	APPARENT NON-HOA PROPERTY
31800323	XXXXXXXXX	APPARENT NON-HOA PROPERTY
31900022	XXXXXXXXX	APPARENT NON-HOA PROPERTY
31900043	XXXXXXXXX	APPARENT NON-HOA PROPERTY
31900044	XXXXXXXXX	APPARENT NON-HOA PROPERTY
31900046	XXXXXXXXX	APPARENT NON-HOA PROPERTY
31900047	XXXXXXXXX	APPARENT NON-HOA PROPERTY
31900050	XXXXXXXXX	APPARENT NON-HOA PROPERTY
31900051	XXXXXXXXX	APPARENT NON-HOA PROPERTY
32200099	XXXXXXXXX	APPARENT NON-HOA PROPERTY
32200127	XXXXXXXXX	APPARENT NON-HOA PROPERTY
32200141	XXXXXXXXX	APPARENT NON-HOA PROPERTY
32200146	XXXXXXXXX	APPARENT NON-HOA PROPERTY
32200149	XXXXXXXXX	APPARENT NON-HOA PROPERTY
32200150	XXXXXXXXX	APPARENT NON-HOA PROPERTY
32200151	XXXXXXXXX	APPARENT NON-HOA PROPERTY
32200152	XXXXXXXXX	APPARENT NON-HOA PROPERTY
32200153	XXXXXXXXX	APPARENT NON-HOA PROPERTY
32200154	XXXXXXXXX	APPARENT NON-HOA PROPERTY
32200155	XXXXXXXXX	APPARENT NON-HOA PROPERTY

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32200156	XXXXXXXXX	APPARENT NON-HOA PROPERTY
32200157	XXXXXXXXX	APPARENT NON-HOA PROPERTY
32200158	XXXXXXXXX	APPARENT NON-HOA PROPERTY
32200159	XXXXXXXXX	APPARENT NON-HOA PROPERTY
32200160	XXXXXXXXX	APPARENT NON-HOA PROPERTY
32200161	XXXXXXXXX	APPARENT NON-HOA PROPERTY
32200162	XXXXXXXXX	APPARENT NON-HOA PROPERTY
32200163	XXXXXXXXX	APPARENT NON-HOA PROPERTY
32200164	XXXXXXXXX	APPARENT NON-HOA PROPERTY
32200165	XXXXXXXXX	APPARENT NON-HOA PROPERTY
32200166	XXXXXXXXX	APPARENT NON-HOA PROPERTY
32200167	XXXXXXXXX	APPARENT NON-HOA PROPERTY
32200168	XXXXXXXXX	APPARENT NON-HOA PROPERTY
32200169	XXXXXXXXX	APPARENT NON-HOA PROPERTY
32200170	XXXXXXXXX	APPARENT NON-HOA PROPERTY
32200171	XXXXXXXXX	APPARENT NON-HOA PROPERTY
32200172	XXXXXXXXX	APPARENT NON-HOA PROPERTY
32200173	XXXXXXXXX	APPARENT NON-HOA PROPERTY
32200174	XXXXXXXXX	APPARENT NON-HOA PROPERTY
32200175	XXXXXXXXX	APPARENT NON-HOA PROPERTY
32200176	XXXXXXXXX	APPARENT NON-HOA PROPERTY
32200177	XXXXXXXXX	APPARENT NON-HOA PROPERTY
32500138	XXXXXXXXX	APPARENT NON-HOA PROPERTY
32600013	XXXXXXXXX	APPARENT NON-HOA PROPERTY
32600055	XXXXXXXXX	APPARENT NON-HOA PROPERTY
32600124	XXXXXXXXX	APPARENT NON-HOA PROPERTY
32600133	XXXXXXXXX	APPARENT NON-HOA PROPERTY
32600136	XXXXXXXXX	APPARENT NON-HOA PROPERTY
32600160	XXXXXXXXX	APPARENT NON-HOA PROPERTY
32700077	XXXXXXXXX	APPARENT NON-HOA PROPERTY
32800039	XXXXXXXXX	APPARENT NON-HOA PROPERTY
33100050	XXXXXXXXX	APPARENT NON-HOA PROPERTY
33100058	XXXXXXXXX	APPARENT NON-HOA PROPERTY
33100059	XXXXXXXXX	APPARENT NON-HOA PROPERTY
33100123	XXXXXXXXX	APPARENT NON-HOA PROPERTY
33100131	XXXXXXXXX	APPARENT NON-HOA PROPERTY

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